Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																				6 Months Ended		12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results Of Operations [Line Items]
Collaboration and license revenue	$ 2,601	[1]	$ 3,108	[1]	$ 1,958	[1]	$ 738	[1]	$ 66,865	[1]	$ 2,481	[1]	$ 39,511	[1]	$ 18,563	[1]	$ 10,080	[1]	$ 9,875	[1]	$ 5,709	$ 69,346	$ 72,042	$ 78,029	$ 35,268
Operating expenses	(24,541)	[1]	(20,761)	[1]	(16,438)	[1]	(12,833)	[1]	(16,147)	[1]	(15,768)	[1]	(19,545)	[1]	(11,990)	[1]	(13,771)	[1]	(12,855)	[1]	45,303	31,914	61,186	58,160	54,022
Income (loss) from operations	(21,940)	[1]	(17,653)	[1]	(14,480)	[1]	(12,095)	[1]	50,718	[1]	(13,287)	[1]	19,966	[1]	6,573	[1]	(3,691)	[1]	(2,980)	[1]	(39,594)	37,432	10,856	19,869	(18,754)
Net income (loss)	$ (21,598)	[1]	$ (18,142)	[1]	$ (13,781)	[1]	$ (11,488)	[1]	$ 49,762	[1]	$ (13,127)	[1]	$ 20,004	[1]	$ 6,595	[1]	$ (3,643)	[1]	$ (2,971)	[1]	$ (39,741)	$ 36,636	$ 11,366	$ 19,984	$ (20,269)
Basic net income (loss) per share					$ (10.02)	[1]	$ (8.38)	[1]	$ 1.71	[1]	$ (10.08)	[1]	$ 0.65	[1]	$ 0.12	[1]	$ (2.95)	[1]	$ (2.42)	[1]	$ (4.92)	$ 0.95	$ 0.00	$ 0.06	$ (16.79)
Basic and diluted net loss per share	$ (1.47)	[1]	$ (12.94)	[1]
Diluted net income (loss) per share					$ (10.02)	[1]	$ (8.38)	[1]	$ 1.67	[1]	$ (10.08)	[1]	$ 0.62	[1]	$ 0.11	[1]	$ (2.95)	[1]	$ (2.42)	[1]	$ (4.92)	$ 0.92	$ 0.00	$ 0.06	$ (16.79)

[1]	The amounts were computed independently for each quarter, and the sum of the quarters may not total the annual amounts.